Foreign Exchange Gain	12 Months Ended
Dec. 31, 2021
Foreign exchange rates [abstract]
Foreign Exchange Gain	FOREIGN EXCHANGE GAIN

($ millions)	2021	2020
Realized gain on CCS - principal	—	49.3
Translation of US dollar long-term debt	37.0	12.8
Unrealized loss on CCS - principal and foreign exchange swaps	(34.4)	(56.6)
Other	1.8	(1.2)
Foreign exchange gain	4.4	4.3